FAIR VALUE MEASUREMENTS (Details) (USD $) In Thousands, unless otherwise specified																		12 Months Ended								3 Months Ended			6 Months Ended
	Dec. 04, 2012	Jun. 05, 2012	May 31, 2011	Dec. 04, 2012 Carrying (Reported) Amount, Fair Value Disclosure [Member]	Jun. 05, 2012 Carrying (Reported) Amount, Fair Value Disclosure [Member]	May 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 04, 2012 Estimate of Fair Value, Fair Value Disclosure [Member]	Jun. 05, 2012 Estimate of Fair Value, Fair Value Disclosure [Member]	May 31, 2011 Estimate of Fair Value, Fair Value Disclosure [Member]	Jan. 09, 2013 Marlin & Ray's [Member]	Jan. 09, 2013 Wok Hay [Member]	Jan. 09, 2013 Lime Fresh [Member]	Dec. 04, 2012 Fair Value, Inputs, Level 2 [Member]	Jun. 05, 2012 Fair Value, Inputs, Level 2 [Member]	Dec. 04, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member]	Jun. 05, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member]	May 31, 2011 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member]	Jun. 05, 2012 Fair Value, Measurements, Nonrecurring [Member]		May 31, 2011 Fair Value, Measurements, Nonrecurring [Member]		Jun. 05, 2012 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 1 [Member]		May 31, 2011 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 1 [Member]		Dec. 04, 2012 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 2 [Member]		Nov. 29, 2011 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 04, 2012 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 2 [Member]		Nov. 29, 2011 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 2 [Member]	Jun. 05, 2012 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 2 [Member]		May 31, 2011 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 2 [Member]		Jun. 05, 2012 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 3 [Member]		May 31, 2011 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Deferred compensation plan: other investments - Assets															$ 8,240	$ 7,974	$ 8,792
Deferred compensation plan: other investments - Liabilities															(8,240)	(7,974)	(8,792)
Deferred compensation plan: RTI common stock - Equity															1,063	1,008	0
Deferred compensation plan: RTI common stock - Equity															(1,063)	(1,008)	0
Total															0	0	0
Long-lived assets held for sale																		26,495	[1]	24,686	[1]	0	[1]	0	[1]	23,303	[2]		23,303	[2]		26,495	[2]	24,686	[1]	0	[1]	0	[1]
Long-lived assets held for use																		385		747		0		0		8,204			8,204			385		747		0		0
Total																		26,880		25,433		0		0		31,507			31,507			26,880		25,433		0		0
Long lived assets held for sale included in construction in progress		21,800	23,300										19,100	21,800
Long-lived assets held for sale																		891	[1]	1,600	[1]					354		0	511		206
Long-lived assets held for use																		12,742		4,498						18,160		630	18,451		630
Total impairment of long-lived assets																		13,633		6,098						18,514		630	18,962		836
Number of Restaurants	742	714								13	1	2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt and capital leases				308,697	326,663	344,274	303,769	312,225	348,272
Letters of credit				$ 0	$ 0	$ 0	$ 245	$ 222	$ 178

[1]	Included in the carrying value of long-lived assets held for sale as of June 5, 2012 and May 31, 2011 are $21.8 million and $23.3 million, respectively, of assets included in Construction in progress and other in the Consolidated Balance Sheets as we do not expect to sell these assets within the next 12 months.
[2]	Included in the carrying value of long-lived assets held for sale as of December 4, 2012 and June 5, 2012 are $19.1 million and $21.8 million, respectively, of assets included in Construction in progress in the Condensed Consolidated Balance Sheets as we do not expect to sell these assets within the next 12 months.